Fair Value Measurement - Narrative (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2019	Apr. 30, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Sales of marketable securities			$ 2,024,089,000	$ 0
Realized gain on marketable securities			200,000
Aggregate fair value of marketable securities in unrealized loss position			346,300,000
Aggregated fair value of marketable securities in continuous unrealized loss position for more than twelve months			0
Allowance for credit loss			$ 0
Exercise price (in dollars per share)			$ 11.50
Foreign currency contract
Class of Warrant or Right [Line Items]
Net gain on foreign currency derivative contracts			$ 100,000
Series A Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		122,400
Exercise price (in dollars per share)		$ 2.7233
Series A Preferred Stock Warrants | 2012 Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)								1,000,000
Exercise price (in dollars per share)								$ 2.7233
Warrants exercise period								10 years
Warrants exercise period, extended	10 years
Series A Preferred Stock Warrants | 2015 Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)							1,134,653
Exercise price (in dollars per share)							$ 2.7233
Warrants exercise period							10 years
Warrants exercise period, extended	10 years
Series B Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)					35,412	331,927
Exercise price (in dollars per share)					$ 7.486	$ 7.486